DISCONTINUED OPERATIONS - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
4. DISCONTINUED OPERATIONS
On December 30, 2013, the Company announced that it was implementing the December 2013 Program, which primarily included exiting its direct manufacturing, warehousing and sales business operations in mainland China.
The results of the China discontinued operations are included within Loss from discontinued operations, net of taxes, and relate entirely to the Consumer segment. The summary comparative financial results of discontinued operations are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Net sales	$—	$—	$—	$—
Loss from discontinued operations, before taxes	(2.5)	—	(2.1)	(0.1)
Provision for income taxes	—	—	—	—
Loss from discontinued operations, net of taxes	(2.5)	—	(2.1)	(0.1)

Assets and liabilities of the China discontinued operations included in the Consolidated Balance Sheets consist of the following:

	June 30, 2016	December 31, 2015
Cash and cash equivalents	$1.8	$2.0
Trade receivables, net	0.2	0.2
Total current assets	2.0	2.2
Total assets	$2.0	$2.2

Accounts payable	$0.6	$0.7
Accrued expenses and other	3.5	3.6
Total current liabilities	4.1	4.3
Total liabilities	$4.1	$4.3

4. DISCONTINUED OPERATIONS
On December 30, 2013, the Company announced that it was implementing the December 2013 Program, which primarily included exiting its direct manufacturing, warehousing and sales business operations in mainland China (refer to Note 3, "Restructuring Charges - December 2013 Program").
The results of the China discontinued operations are included within (loss) income from discontinued operations, net of taxes, and relate entirely to the Consumer segment. The summary comparative financial results of discontinued operations are as follows:

	Year Ended December 31,
	2015	2014	2013
Net sales	$—	$2.6	$13.8
(Loss) income from discontinued operations, before taxes	(3.2)	1.5	(30.8)
Provision for income taxes	—	0.2	(0.4)
(Loss) income from discontinued operations, net of taxes	(3.2)	1.3	(30.4)
(a)	Net sales during 2014 include favorable adjustments to sales returns related to the Company's exit of its direct manufacturing, warehousing and sales business operations in mainland China.
(b)
Included in loss from discontinued operations, before taxes for 2013 are $20.0 million of restructuring and related charges related to the December 2013 Program. Refer to Note 3, "Restructuring Charges - December 2013 Program," for related disclosures.

Assets and liabilities of the China discontinued operations included in the Consolidated Balance Sheets consist of the following:

	December 31, 2015	December 31, 2014
Cash and cash equivalents	$2.0	$2.4
Trade receivables, net	0.2	0.2
Total current assets	2.2	2.6
Total assets	$2.2	$2.6

Accounts payable	$0.7	$0.2
Accrued expenses and other	3.6	3.9
Total current liabilities	4.3	4.1
Total liabilities	$4.3	$4.1